Risk Management and Financial Instruments - Schedule of Exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
USD [Member]
OPERATING
Cash and cash equivalents	$ 1,976,408	$ 1,639,584
Margin cash	4,747	220
Trade accounts receivable	1,173,182	1,073,398
Sales orders	1,478,630	1,062,765
Trade accounts payable	(300,958)	(297,536)
Purchase orders	(87,387)	(83,493)
Operating subtotal	4,244,622	3,394,938
Advances to customers	(3,369)	(4,683)
Loans and financing	(366,169)	(1,290,871)
Financial subtotal	(369,538)	(1,295,554)
Operating financial subtotal	3,875,084	2,099,384
Total exposure	3,875,084	2,099,384
DERIVATIVES
Total derivatives	6,334	(1,079,402)
NET EXPOSURE	3,881,418	1,019,982
EUR [Member]
OPERATING
Cash and cash equivalents	102,128	50,341
Margin cash
Trade accounts receivable	310,157	165,016
Sales orders	186,577	78,854
Trade accounts payable	(77,245)	(78,268)
Purchase orders	(38,009)	(8,928)
Operating subtotal	483,608	207,015
Advances to customers	(1,525)	(1,562)
Loans and financing		(614)
Financial subtotal	(1,525)	(2,176)
Operating financial subtotal	482,083	204,839
Total exposure	482,083	204,839
DERIVATIVES
Total derivatives	1,276	(34,205)
NET EXPOSURE	483,359	170,634
GBP [Member]
OPERATING
Cash and cash equivalents	36,591	16,097
Margin cash
Trade accounts receivable	96,211	65,684
Sales orders	10,037	54,370
Trade accounts payable	(19,671)	(16,271)
Purchase orders
Operating subtotal	123,168	119,880
Advances to customers	(191)	(191)
Loans and financing
Financial subtotal	(191)	(191)
Operating financial subtotal	122,977	119,689
Total exposure	122,977	119,689
DERIVATIVES
Total derivatives	(67,532)	(67,142)
NET EXPOSURE	55,445	52,547
Future contracts [Member] | USD [Member]
DERIVATIVES
Total derivatives	241,445	1,840
Future contracts [Member] | EUR [Member]
DERIVATIVES
Total derivatives	(79,419)	(85,595)
Future contracts [Member] | GBP [Member]
DERIVATIVES
Total derivatives	(40,676)	(34,095)
Deliverable Forwards (DF´s) [Member] | USD [Member]
DERIVATIVES
Total derivatives	(278,582)	(664,084)
Deliverable Forwards (DF´s) [Member] | EUR [Member]
DERIVATIVES
Total derivatives	103,646	70,949
Deliverable Forwards (DF´s) [Member] | GBP [Member]
DERIVATIVES
Total derivatives	(26,856)	(26,785)
Non-Deliverable Forwards (NDF´s) [Member] | USD [Member]
DERIVATIVES
Total derivatives	43,471	(417,158)
Non-Deliverable Forwards (NDF´s) [Member] | EUR [Member]
DERIVATIVES
Total derivatives	(22,951)	(19,559)
Non-Deliverable Forwards (NDF´s) [Member] | GBP [Member]
DERIVATIVES
Total derivatives		$ (6,262)